Other current liabilities	6 Months Ended
Jun. 30, 2024
Other current liabilities.
Other current liabilities

20.Other current liabilities

	At June 30,	At December 31,
(Euro thousands)	2024	2023
Financing fund	58,649	63,320
Payroll and employee benefits payables	23,861	20,750
Accrued expenses	16,183	18,544
Tax payables	10,417	10,285
Due to related companies	8,743	7,115
Customer advances	6,721	6,307
Warrant liabilities	1,190	4,041
Rental payable	137	238
Other	2,104	4,027
Total other current liabilities	128,005	134,627

Financing fund

Financing fund is the investment to be made by Meritz Securities Co., Ltd., a Korean incorporated investment fund in the Company. For more information relating to financing fund, reference should be made to Note 28 — Other current liabilities and Note 35 — Subsequent events to the Annual Consolidated Financial Statements.

Warrant liabilities

Breakdown for warrant liabilities:

	At June 30,	At December 31,
(Euro thousands)	2024	2023
Public Warrant	770	2,612
Private Placement Warrant	420	1,429
Total warrant liabilities	1,190	4,041

At June 30, 2024 and December 31, 2023, all of the public warrants and private placement warrants were outstanding and recognized as liabilities at fair value. For the six months ended June 30, 2024, the Group recorded warrant liabilities of €1,190 thousand which resulted in a gain on revaluation of €2,851 thousand.

For more information relating to warrant liabilities, reference should be made to Note 28—Other current liabilities to the Annual Consolidated Financial Statements.